Auditors' remuneration - Auditors' remuneration (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Auditors Remuneration [Line Items]
Total audit	$ 25.7	$ 21.2	$ 17.3
Audit-related assurance service	1.0	1.0	0.8
Other assurance services	2.3	2.7	1.4
Total assurance services	3.3	3.7	2.2
Tax compliance	0.0	0.0	0.0
Other non-audit services not covered above	0.3	0.2	0.1
Total non-audit services	3.6	3.9	2.3
Total Group auditors’ remuneration	29.3	25.1	19.6
Audit of the financial statements of the Group’s subsidiaries	0.2	0.3	0.6
Fees in respect of pension scheme audits	0.1	0.1	0.1
Total audit fees payable to other accounting firms	0.3	0.4	0.7
Rio Tinto
Auditors Remuneration [Line Items]
Total audit	17.3	13.7	11.0
Subsidiaries
Auditors Remuneration [Line Items]
Total audit	$ 8.4	$ 7.5	$ 6.3